Statutory financial information - FY	12 Months Ended
Dec. 31, 2015
Statutory financial information [Abstract]
Statutory financial information
16.	Statutory financial information

KIC maintains its accounts in conformity with accounting practices prescribed or permitted by state regulatory authorities that vary in certain respects from GAAP. In converting from statutory accounting principles to GAAP, typical adjustments include deferral of policy acquisition costs, the inclusion of statutory nonadmitted assets and the inclusion of net unrealized gains or losses relating to fixed maturities in stockholders’ equity. The Company does not use any permitted practices that are different from prescribed statutory accounting practices.

Statutory net income and statutory capital and surplus for KIC as of December 31, 2015, 2014, and 2013 and for the years then ended are summarized as follows:

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Statutory net income	$21,972	$11,645	$7,805
Statutory capital and surplus	127,675	104,101	81,407

KIC is subject to risk-based capital (“RBC”) requirements. RBC is a method developed by the NAIC to determine the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formula for determining the amount of RBC is calculated using various factors, weighted based on the perceived degree of risk, which are applied to certain financial balances and financial activity. The adequacy of a company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC are required to take specified actions. At December 31, 2015 and 2014, actual statutory capital and surplus for KIC substantially exceeded the regulatory requirements.

Dividend payments to KCGI from KIC are restricted by state insurance laws as to the amount that may be paid without prior approval of the regulatory authorities of Arkansas. The maximum dividend distribution is limited by Arkansas law to the greater of 10% of policyholder surplus as of December 31 of the previous year or net income, not including realized capital gains, for the previous calendar year. Dividend payments are further limited to that part of available policyholder surplus which is derived from net profits on its business. The maximum dividend distribution that can be paid by KIC during 2016 without prior approval is $21.9 million.